Summary of Significant Accounting Policies (Details)	Dec. 31, 2018
Computers and software [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Depreciation rates	33.00%
Electronic equipment [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Depreciation rates	15.00%
Office furniture and equipment [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Depreciation rates	6.00%